Debt and Capital Lease Obligations (VTR Finance Senior Secured Notes) (Details) - VTR Finance Senior Secured Notes [Member] - USD ($)	Jan. 24, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Principal amount of debt	$ 1,400,000,000
Stated interest rate of debt	6.875%
Effective interest rate	10.94%
Percentage allowed to be redeemed each year	10.00%
Debt instrument redemption percent of principal amount outstanding	103.00%
Additional basis points used to determine redemption premium		0.50%
Redemption term	12 months
2019	103.438%
2020	102.292%
2021	101.146%
2022 and thereafter	100.00%